Shareholder Report, Line Graph (Details) 190838_Brown Advisory - WMC Strategic European Equity Fund_Advisor Shares_TSR Annual {Advisor Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Shares
Accumulated Value	$ 27,410	$ 19,628	$ 16,982	$ 14,508	$ 16,694	$ 12,646	$ 12,779	$ 12,725	$ 12,291	$ 10,000	$ 29,051
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Europe Index
Accumulated Value	$ 21,704	$ 18,334	$ 16,417	$ 13,478	$ 16,358	$ 12,109	$ 12,990	$ 12,750	$ 12,111	$ 10,000	$ 25,749